Provision for Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current taxes:
Netherlands, Current taxes	$ (7)	$ (10)	$ (1)
Foreign, Current taxes	(32)	(17)	(20)
Total Current taxes	(39)	(27)	(21)
Deferred taxes:
Netherlands, Deferred taxes	2	1	5
Foreign, Deferred taxes	(3)	6	15
Total Deferred taxes	(1)	7	20
Total provision for income taxes	$ (40)	$ (20)	$ (1)